Disposals of subsidiaries - Disposals of subsidiaries financial impacts (Details) - CNY (¥)	1 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	May 31, 2023	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Net assets disposed of:
Property, plant and equipment	¥ 304,219,000				¥ 320,816,000	¥ 358,749,000
Deferred tax assets	76,938,000				61,163,000	45,765,000
Prepayments	20,450,000				31,030,000
Inventories	15,581,000				27,853,000
Investment in associate					1,160,000	4,904,000
Trade and other receivables	21,655,000				25,887,000
Cash and cash equivalents	62,336,000				12,161,000
Contract liabilities	(193,042,000)				(169,725,000)
Income tax liabilities	(12,157,000)				(12,738,000)
Lease liabilities	(119,701,000)				(126,656,000)	¥ (134,032,000)
Non-controlling interests	15,258,000				12,222,000
Reserve	(1,228,135,000)				¥ (1,028,510,000)
Net assets of subsidiary	33,629,000
Disposals of subsidiaries | Nanchang Peng'ai Xiuqi Aesthetic Medical Hospital Co., Ltd
Net assets disposed of:
Property, plant and equipment				¥ 3,480,000
Deferred tax assets				1,449,000
Prepayments				306,000
Inventories				1,165,000
Trade and other receivables				298,000
Trade payables and other payables				(5,005,000)
Lease liabilities				(7,496,000)
Non-controlling interests				6,589,000
Net assets of subsidiary				786,000
Loss on disposal of subsidiary				2,214,000
Cash consideration				3,000,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received				1,500,000
Net cash inflow in respect of disposal of subsidiary				1,500,000
Disposals of subsidiaries | Changsha Peng'ai Aesthetic Medical Hospital Co., Ltd
Net assets disposed of:
Property, plant and equipment				15,425,000
Goodwill				176,000
Deferred tax assets				3,435,000
Prepayments				159,000
Inventories				1,843,000
Trade and other receivables				1,844,000
Cash and cash equivalents				52,000
Trade payables and other payables				(7,461,000)
Contract liabilities				(51,000)
Income tax liabilities				(506,000)
Lease liabilities				(8,304,000)
Non-controlling interests				11,551,000
Net assets of subsidiary				18,163,000
Loss on disposal of subsidiary				(13,543,000)
Cash consideration				4,620,000
Disposals of subsidiaries | Changsha Peng'ai Xiuqi Aesthetic Medical Hospital Co., Ltd
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received				3,150,000
Cash and cash equivalents disposed of				(52,000)
Net cash inflow in respect of disposal of subsidiary				¥ 3,098,000
Disposals of subsidiaries | Shenzhen Miaoyan Medical Technology Investment Co., Ltd
Net assets disposed of:
Property, plant and equipment			¥ 25,000
Intangible assets			6,000
Deferred tax assets			6,000
Prepayments			192,000
Inventories			860,000
Trade and other receivables			20,294,000
Cash and cash equivalents			26,000
Trade payables and other payables			(16,558,000)
Contract liabilities			(13,000)
Income tax liabilities			(209,000)
Reserve			(5,000)
Net assets of subsidiary			4,992,000
Loss on disposal of subsidiary			(3,092,000)
Cash consideration			1,900,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received			1,900,000
Cash and cash equivalents disposed of			(26,000)
Net cash inflow (outflow) in respect of disposal			¥ 1,874,000
Disposals of subsidiaries | Ningbo Beilun Pengai Aesthetic Medical Clinic Co., Ltd. [Member]
Net assets disposed of:
Property, plant and equipment		¥ 543,000
Intangible assets		24,000
Trade and other receivables		508,000
Cash and cash equivalents		76,000
Trade payables and other payables		(995,000)
Net assets of subsidiary		156,000
Loss on disposal of subsidiary		(156,000)
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash and cash equivalents disposed of		(76,000)
Net cash inflow (outflow) in respect of disposal		¥ (76,000)
Disposals of subsidiaries | Stargaze Wealth Limited
Net assets disposed of:
Property, plant and equipment	842,000
Prepayments	1,000
Assets held-for-sale	1,083,000
Trade and other receivables	16,690,000
Cash and cash equivalents	974,000
Trade payables and other payables	(18,114,000)
Exchange reserve	136,000
Net assets of subsidiary	1,612,000
Loss on disposal of subsidiary	(1,612,000)
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash and cash equivalents disposed of	(974,000)
Net cash inflow (outflow) in respect of disposal	¥ (974,000)